INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Diana P. Herrmann, President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway * Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue * New York, New York 10154

Further information is contained in the Prospectus which must precede or accompany this report.



ANNUAL
REPORT
MARCH 31, 1999

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. GOVERNMENT
SECURITIES CASH ASSETS TRUST

(Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope)

A CASH MANAGEMENT
INVESTMENT

(Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope)

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

ANNUAL REPORT

May 15, 1999

Dear Investor:

          We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust (the "Trust") for the fiscal year ended March 31, 1999.

          The enclosed Annual Report includes the three portfolios of Cash Assets Trust: Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. Each of the three portfolios were specifically created to meet the short-term investment needs of Hawaii investors and others.

* * * * * * *

          The economy continued to grow at a solid pace during the current report period, primarily due to strong consumer spending and the Federal Reserve's accommodative monetary policy stance. The American economy has been defying predictions of a slowdown for several years; it grew at a robust 6.1% during the fourth calendar quarter of 1998 followed by a surprisingly strong 4.5% in the first quarter of this year. Employment growth also remained strong during the period and the unemployment rate remained consistently under 4.5%. Notwithstanding this impressive employment outlook and the economy's torrid growth, the current low level of inflation we have experienced over the past several years continues. The low level of inflation helped pave the way for the Federal Reserve's decision to lower interest rates toward the end of 1998.

          A key event during this Annual Report period was the economic turmoil in Southeast Asia, Russia, Japan and Latin America. Although this helped keep inflation in check, as the weak currencies of those countries allowed them to export goods to the U.S. at low dollar prices, many financial institutions curtailed their lending, creating a "credit crunch."

          Keeping a watchful eye on events, the Federal Reserve began to lower the Federal Funds rate target three times by 0.25 of 1% to 4.75%, in an effort to stimulate growth. The Fed's move was aimed at providing liquidity to the financial system and therefore make it easier for major corporations to obtain favorable lending from banks.

          The monetary action policy by the Fed during last fall's emerging market turmoil affected short-term interest rates during the Trust's current fiscal year. As mentioned in previous report letters, yields on money market funds, like the Trust, move in concert with rate policies pursued by the Federal Reserve. However, each of The Pacific Capital Funds of Cash Assets Trust continues to provide competitive returns to alternative short-term investment opportunities without wavering from their conservative investment guidelines.

          Each of the Trust's carefully selected portfolios are continuously managed by its Investment Adviser, Pacific Century Trust. Both the Investment Adviser and management believe that there is absolutely no substitute for the strict adherence to investments of high quality which possess minimum credit risk in order to maintain safety for your cash reserves. You can rest assured that the Investment Adviser will examine with great diligence the marketability and creditworthiness of all securities in each of the Trust's portfolios.

          All associated with the Pacific Capital Funds of Cash Assets Trust want to thank you for your continued support and confidence. You can be assured that every attempt will be made to produce as high a rate of return as possible within market conditions, but without sacrificing protection of principal.


Sincerely,

Lacy B. Herrmann
Chairman,
Board of Trustees

Diana P. Herrmann
President

(Logo of KPMG: Four solid rectangles with the letters KPMG silhouetted in front of them)

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Cash Assets Trust:

          We have audited the accompanying statements of assets and liabilities of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Cash Fund, Tax-Free Fund and Government Fund), including the statements of investments, as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

KPMG LLP

New York, New York
April 27, 1999

PACIFIC CAPITAL
CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1999


         FACE
        AMOUNT        U.S. TREASURY BILLS (10.0%)                                                     VALUE
    $ 60,069,000      4.32%, 01/06/00                                                           $  58,050,680
                          Total U.S. Treasury Bills                                                58,050,680

                      COMMERCIAL PAPER (72.9%)

                      Automotive (5.2%)
      30,000,000      Ford Motor Credit Co., 4.87%, 4/07/99                                        29,975,650

                      Banking/Credit Union (5.4%)
                      ABN Formosa Plastics - LOC - ABN Amro Bank N.V.,
      18,000,000        4.87%, 4/29/99                                                             17,931,820
                      Barc Itau S.A. - LOC - Barclays Bank PLC,
       5,100,000        4.92%, 6/07/99                                                              5,053,301
                      Formosa Plastics USA - LOC - Bank of America
       8,275,000        4.85%, 5/07/99                                                              8,234,866
                          Total Banking/Credit Union                                               31,219,987

                      Brokerage (20.7%)
      30,000,000      Bear Stearns, 4.87%, 4/06/99                                                 29,979,708
      30,000,000      Goldman Sachs, 4.86%, 4/05/99                                                29,983,800
      30,000,000      Morgan Stanley Dean Witter, 4.85%, 4/05/99                                   29,983,833
      30,000,000      Salomon Smith Barney, 4.88%, 4/07/99                                         29,975,600
                          Total Brokerage                                                         119,922,941

                      Diversified (4.3%)
      25,000,000      Cargill, 4.89%, 4/19/99                                                      24,938,875

                      Education (11.3%)
      16,500,000      Duke University, 4.84%, 6/02/99                                              16,362,463
      25,000,000      Harvard University, 4.79%, 4/23/99                                           24,926,819
       5,000,000      Stanford University, 5.04%, 4/01/99                                           5,000,000
       5,000,000      Stanford University, 4.85%, 6/04/99                                           4,956,889
       9,000,000      Stanford University, 4.84%, 6/21/99                                           8,903,070
       5,500,000      Yale University, 4.86%, 5/13/99                                               5,468,815
                          Total Education                                                          65,618,056

                      Electrical & Electronic (3.9%)
      23,000,000      Motorola Corp., 4.80%, 5/27/99                                               22,828,267

                      Finance (19.6%)
      20,000,000      American Express Credit, 4.80%, 12/24/99                                     19,288,000
      20,000,000      Associates First Capital, 4.83%, 4/20/99                                     19,949,017
      25,000,000      General Electric Capital Corp., 4.50%, 7/16/99                               24,668,750
      25,000,000      National Rural Utilities, 4.82%, 5/13/99                                     24,859,417
      25,000,000      Norwest Financial, 4.80%, 4/08/99                                            24,976,667
                          Total Finance                                                           113,741,851

                      Household Products (2.5%)
      15,000,000      Clorox, 4.81%, 6/23/99                                                       14,833,654
                          Total Commercial Paper                                                  423,079,281

                      CORPORATE NOTES (2.6%)
      15,000,000      Peoples Benefit Life Variable Rate Note,
                        5.55%, 7/01/99 (1)                                                         15,000,000
                          Total Corporate Notes                                                    15,000,000

                      REPURCHASE AGREEMENTS (14.9%)
      35,616,000      Dresdner Kleinwort, 4.95%, due 4/01/99                                       35,616,000
                      (Proceeds of $35,620,897 to be received at maturity)
                        Collateral: $34,770,000 U.S.Treasury Notes 7.75% due 11/30/99
                        Collateral Market Value $36,328,320
      51,000,000      Dresdner Kleinwort, 4.95%, due 4/01/99                                       51,000,000
                      (Proceeds of $51,007,012 to be received at maturity)
                        Collateral: $50,000,000 U.S.Treasury Notes 7.75% due 12/31/99
                        Collateral Market Value $52,020,000
                          Total Repurchase Agreements                                              86,616,000

                          Total Investments (cost $582,745,961*)                      100.4%      582,745,961
                          Liabilities in excess of other assets                        (0.4)       (2,353,668)
                          Net Assets                                                  100.0%    $ 580,392,293

                          * Cost for Federal tax purposes is identical.
                        (1) Illiquid security. The security is considered
                            illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

See accompanying notes to financial statements.




PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1999


                                                                  RATING
         FACE                                                                      MOODY'S/
        AMOUNT        BONDS AND NOTES (99.5%)                                        S&P              VALUE
                      CONNECTICUT (0.8%)
                      Connecticut State Series C Bonds 1999,
                        General Obligation Bonds
    $  1,000,000      5.70%, 11/15/99                                               Aa3/AA      $   1,016,795

                      FLORIDA (1.7%)
                      Florida State Division Bd Finance Department
                        Bonds 1998, Revenue Bonds
       2,250,000      4.50%, 07/01/99                                              Aaa/AAA          2,255,021
                        FSA Insured

                      GEORGIA (1.2%)
                      Georgia State, General Obligation Bonds 1996,
                        Series C
       1,620,000      6.25%, 08/01/99                                              Aaa/AAA          1,633,739

                      HAWAII (39.0%)
                      Hawaii State, Housing Finance & Development
                        Revenue Bonds
       5,300,000      3.25%, 07/01/27, Weekly Reset*                               VMIG1/NR         5,300,000
                        Letter of Credit: Banque Nationale de Paris
                      Hawaii State General Obligation 1996 Series CL
       1,000,000      4.375%, 03/01/00                                              Aaa/A+          1,010,935
                      Hawaii State Arpts Revenue Bonds 1991, Second
                        Series, U.S. Government Insured
       3,000,000      6.10%, 07/01/99                                              Aaa/AAA          3,018,261
                      Hawaii State Arpts Revenue Bonds 1992,
                        MBIA Insured
       2,000,000      5.10%, 07/01/99                                              Aaa/AAA          2,008,091
                      Hawaii State General Obligation 1997 Series CQ,
                        MBIA Insured
       2,000,000      4.25%, 10/01/99                                              Aaa/AAA          2,008,386
                      Hawaii State, General Obligation 1993 Series CG,
                        FGIC Insured
         500,000      4.25%, 07/01/99                                               Aaa/A+            500,750
                      Hawaii State, General Obligation 1993 Series CE
                        U.S. Government Insured
       1,000,000      4.60%, 06/01/99                                                A1/A+          1,001,875

                      Hawaii State General Obligation 1991 Series BV,
                        U.S. Government Insured
       1,000,000      5.70%, 11/01/99                                                A1/A+          1,015,435
                      Hawaiian Department of Budget and Finance,
                        Citizen Utilities
       1,500,000      2.75%, 04/07/99                                               NR/A1+          1,500,000
       1,700,000      2.75%, 04/01/99                                               NR/A1+          1,700,000
       2,810,000      2.75%, 07/16/99                                               NR/A1+          2,810,000
                      Hawaii State Housing Finance & Development
                        Revenue Bonds Series 89A
       1,900,000      3.125%, 07/01/24, Weekly Reset*                              VMIG1/NR         1,900,000
                        Letter of Credit: Banque Nationale de Paris
                      Hawaii State General Obligation 1993 Series CC
       1,200,000      4.60%, 02/01/00                                                A1/A+          1,214,946
                      Hawaii Secondary Market Services Student Loan
                        Revenue Bonds 1995 Series II
       5,000,000      3.10%, 09/01/10, Weekly Reset*                               VMIG1/A1+        5,000,000
                        Letter of Credit: National Westminster Bank
                      Hawaii State Department of Budget & Finance
                        ADJ-Queens Health Sys-SER A 1998
                        Revenue Bonds
      16,200,000      3.00%, 07/01/26, Weekly Reset*                               VMIG1/A1+       16,200,000
                        Letter of Credit: Morgan Guaranty Trust Co.
                      Honolulu Hawaii City & County 1991 General
                        Obligation Series A
       1,000,000      6.10%, 08/01/99                                               Aaa/AA          1,008,009
                        U.S. Government Insured
                      Honolulu Hawaii City & County 1990 General
                        Obligation Series C
       3,600,000      6.80%, 06/01/99                                               Aaa/AA          3,621,185
                        U.S. Government Insured
                      Honolulu Hawaii City & County 1990 General
                        Obligation Series A
         200,000      7.20%, 07/01/99                                                Aa/AA            201,725
                          Total Hawaii                                                             51,019,598

                      IDAHO (2.9%)
                      Idaho Health Facilities Authority Revenue Bonds
                        (St. Lukes Regional Medical Center Project),
       3,825,000      3.10%, 05/01/22, Daily Reset*                                VMIG1/NR         3,825,000
                        Letter of Credit: Bayerische Landesbank

                      ILLINOIS (5.4%)
                      Chicago Illinois ADJ-Tender Notes 1998
                        General Obligation Notes
       1,000,000      2.85%, 01/31/00, Putable 10/28/99*                           VMIG1/A1+        1,000,000
                        Letter of Credit: Morgan Guaranty Trust Co.
                      Illinois Health Facility Authority Rev Central
                        Dupage-Healthcorp PJ Revenue Bonds
       3,585,000      3.10%, 11/01/20, Daily Reset*                                VMIG1/NR         3,585,000
                        Letter of Credit: Rabobank Nederland
                      Southwestern IL Development Authority
                        Environmental Improvement Revenue Bonds,
                        (Shell Oil Co Wood River Project),
       1,100,000      3.30%, 11/01/25, Daily Reset*                                VMIG1/A1+        1,100,000
       1,375,000      3.30%, 11/01/25, Daily Reset*                                VMIG1/A1+        1,375,000
                          Total Illinois                                                            7,060,000

                      INDIANA (7.9%)
                      Indianapolis, IN Economic Development Revenue
                        Bonds (Jewish Federation Campus),
       2,485,000      2.95%, 04/01/05, Daily Reset*                                 Aaa/AA          2,485,000
                        Letter of Credit: First Chicago NBD
                      Purdue University, IN   University Revenue Bonds
                        (Student Fee) Series H,
         335,000      2.90%, 07/01/17, Weekly Reset*                               VMIG1/A1+          335,000
                      Purdue University, IN   University Revenue Bonds
                        (Student Fee) Series O,
       2,355,000      2.90%, 07/01/19, Weekly Reset*                                Aa2/AA          2,355,000
                      Purdue University, IN   University Revenue Bonds
                        (Student Fee) Series L,
       2,095,000      2.90%, 07/01/20, Weekly Reset*                               VMIG1/A1+        2,095,000
                      Purdue University, IN   University Revenue Bonds
                        (Student Fee) Series E
       3,115,000      2.90%, 07/01/11, Weekly Reset*                                Aa2/AA          3,115,000
                          Total Indiana                                                            10,385,000

                      KENTUCKY (1.5%)
                      Warsaw, KY Industrial Building Revenue Bonds
                        (Operating Partnership),
       1,950,000      3.10%, 08/01/09, Weekly Reset*                                NR/A1+          1,950,000
                        Letter of Credit: Fifth Third Bank

                      LOUISIANA (3.1%)
                      De Soto Parish, LA Pollution Control Revenue Bonds
                        (Central Louisiana Electric Company) Series A,
       2,500,000      2.95%, 07/01/18, Weekly Reset*                               VMIG1/A1+        2,500,000
                        Letter of Credit: Westdeutsch Landesbank
                      St. Charles Parish, LA Pollution Control Revenue
                        Bonds (Shell Oil Co.-Norco Project),
       1,600,000      3.30%, 09/01/23, Daily Reset*                                Aa2/AAA          1,600,000
                          Total Louisiana                                                           4,100,000

                      MASSACHUSETTS (0.8%)
                      Massachusetts Bay Transit Authority General
                        Transportation System Revenue Bonds Series D
       1,000,000      5.00%, 03/01/00                                              Aa3/AA-          1,016,084

                      NEW HAMPSHIRE (0.9%)
                      New Hampshire Municipal Bank 1999 Revenue
                        Bonds Series A
       1,165,000      4.00%, 01/15/00                                              Aaa/AAA          1,174,013
                        FSA Insured

                      NEW MEXICO (1.9%)
                      Albuquerque, NM Airport Revenue Bonds Series A,
       1,500,000      3.00%, 07/01/17, Weekly Reset*                               VMIG1/A1+        1,500,000
                        Letter of Credit: Bayerische Landesbank
                      Bernalillo County New Mexico 1992
                        General Obligation Bond
       1,000,000      5.20%, 08/01/99                                              Aa1/AA+          1,006,922
                          Total New Mexico                                                          2,506,922


                      NEW YORK (2.3%)
                      New York, NY Municipal Water Finance Authority
                        Water & Sewer System Revenue Bonds, Series A,
       3,000,000      3.35%, 06/15/25, Daily Reset*                                VMIG1/A1+        3,000,000
                        Letter of Credit: Financial Guaranty Insurance
                        Corporation

                      NORTH CAROLINA (1.0%)
                      Durham County, NC General Obligation Bonds,
                        Public Improvement Project
       1,400,000      3.05%, 02/01/09, Weekly Reset*                               VMIG1/A1+        1,400,000
                        Letter of Credit: Wachovia Bank

                      OHIO (6.0%)
                      Cleveland Ohio City School District 1993
                        Special Obligation Revenue Anticipation Notes
       1,000,000      4.70%, 06/01/99                                              Aaa/AAA          1,002,978
                        U.S. Government Insured
                      Ohio State University Revenue Bonds 1985,
                        Series B
         990,000      2.90%, 12/01/01, Weekly Reset*                               VMIG1/A1+          990,000
                        Letter of Credit: Key Corporation
                      Ohio State Public Facilities Revenue Bonds,
                        Series II-B
       1,000,000      4.50%, 11/01/99,                                             Aa3/AA-          1,008,291
                        Letter of Credit: Municipal Bond Insurance Agency
                      Ohio State University Revenue Bonds, General
                        Receipts Series A,
       1,000,000      6.50%, 06/01/01, Prerefunded on 06/01/99 @ 102               Aaa/AAA          1,024,511
                        MBIA Insured
                      Ohio State University Revenue Bonds 1986
                        General Reception Series B Revenue Bonds
       3,855,000      2.90%, 12/01/06, Weekly Reset*                               VMIG1/A1+        3,855,000
                        Letter of Credit: Key Corporation
                          Total Ohio                                                                7,880,780

                      OKLAHOMA (0.4%)
                      Tulsa County Oklahoma Independent School
                        District No. 001 General Obligation Bonds
         500,000      4.80%, 06/01/99                                              Aaa/AAA            501,312
                        FGIC Insured

                      OREGON (2.0%)
                      County of Multnomah, Tax and Revenue Anticipation
                        Notes, General Obligation,
       1,500,000      4.25%, 06/01/99                                              MIG1/Spl+        1,502,140
                      Portland Oregon General Obligation Bonds,
                        Series B,
       1,145,000      7.00%, 06/30/99                                               Aaa/NR          1,151,763
                          Total Oregon                                                              2,653,903

                      PENNSYLVANIA (1.4%)
                      Pennsylvania State Higher Education Assistance
                        Agency Student Loan Revenue Bonds, Series B,
       1,800,000      3.10%, 07/01/18, Weekly Reset*                               VMIG1/A1+        1,800,000
                        Letter of Credit: Student Loan Marketing

                      SOUTH CAROLINA (0.8%)
                      York County South Carolina Pollution Control
                        1984 Revenue Bonds-Saluda River
       1,000,000      2.75%, 08/15/14, Semi-Annual Reset*                           NR/AA-          1,000,000
                        Letter of Credit: National Rural Utilities CFC

                      TENNESSEE (0.8%)
                      Metropolitan Government Nashville & Davidson
                        County General Obligation Bonds
       1,000,000      5.25%, 05/15/99                                               Aa2/AA          1,001,792

                      TEXAS (8.1%)
                      Dallas Texas Equipment Acquisition Contractual
                        General Obligation Bond 1997
       1,790,000      4.75%, 02/15/00                                              Aaa/AAA          1,815,875
                      El Paso County Texas CTFS Obligation
                        General Obligation Bonds 1998
                        FGIC Insured
       1,800,000      4.75%, 02/15/00                                              Aaa/AAA          1,825,568
                      Gulf Coast Waste Disposal Auth. Texas Environ.
                        Facilities Revenue Bonds 1998 Amoco Oil Co Proj.
         900,000      3.30%, 01/01/26, Daily Reset*                                VMIG1/AAA          900,000

                      Lower Neches Valley Authority of Texas Revenue
                        Bonds (Chevron USA Income Project),
       1,500,000      2.75%, 02/15/17, Semi-Annual Reset*                           NR/A1+          1,500,000
                      Sabine River Authority Texas Pollution Control Rev
                        Adj-Ref-Coll-Utils Elec Revenue Bonds 1995
       1,000,000      3.35%, 06/01/30, Daily Reset*                                VMIG1/A1+        1,000,000
                        Letter of Credit: Union Bank of Switzerland
                      Texas State Public Finance Authority 1990
                        General Obligation Series B, Pre-refunded
       1,000,000      6.80%, 10/01/99                                              VMIG1/NR         1,018,199
                        U.S. Government Insured
                      University of Texas 1996 Revenues Bonds
       1,000,000      5.00%, 08/15/99                                              Aa1/AAA          1,006,939
                      Westide Calhoun County Texas NAV Dist SEW
                        ADJ-BP Chemicals Inc Proj Revenue Bonds
       1,500,000      3.30%, 04/01/31, Daily Reset*                                 Aa2/AA          1,500,000
                          Total Texas                                                              10,566,581

                      UTAH (3.1%)
                      University of Utah Revenue Bonds, (Auxiliary &
                        Campus Facilities - A),
       2,000,000      2.85%, 04/01/27, Weekly Reset*                               VMIG1/A1+        2,000,000
                        Letter of Credit: Bank of Nova Scotia
                      Weber County Utah School District, Refunding Bonds,
                        General Obligation,
       2,000,000      3.80%, 06/15/99                                               Aaa/NR          2,000,796
                        Letter of Credit: School Board Guarantee
                          Total Utah                                                                4,000,796

                      VERMONT (1.8%)
                      Vermont Municipal Bond Revenue Bonds 1995
                        Series 2
       1,500,000      5.00%, 12/01/99                                              Aaa/AAA          1,520,481
                      Vermont State Student Assistance Corp. Revenue
                        Bonds (Student Loan Revenue),
         900,000      3.00%, 01/01/04, Monthly Reset,* Weekly Put*                 VMIG1/NR           900,000
                        Letter of Credit: National Westminster
                          Total Vermont                                                             2,420,481

                      VIRGINIA (1.7%)
                      Virginia Beach Virginia Public Improvement, Series A,
                        General Obligation
       1,100,000      6.85%, 05/01/99                                               Aa2/AA          1,102,917
                      Virginia Beach Public School Auth. SPL Auth
                        Henrico County School Revenue Bonds 1993
       1,060,000      5.10%, 07/15/99                                              Aaa/AAA          1,066,309
                          Total Virginia                                                            2,169,226

                      WASHINGTON (1.5%)
                      Seattle, WA Water System Revenue Bonds,
       1,000,000      3.05%, 09/01/25, Weekly Reset*                               VMIG1/A1+        1,000,000
                        Letter of Credit: Bayerische Landesbank
                      Spokane Washington G.O. Limited Notes 1999
                        Bond Anticipation Notes
       1,000,000      3.00%, 12/01/99                                               MIG1/NR         1,000,000
                          Total Washington                                                          2,000,000

                      WISCONSIN (1.5%)
                      Wisconsin State General Obligation, Series G Bonds,
       2,000,000      6.30%, 05/01/99                                               Aa2/AA          2,004,211
                          Total Wisconsin                                                           2,004,211

                          Total Investments (cost $130,341,254**)                      99.5%      130,341,254
                          Other assets in excess of liabilities                         0.5           642,885
                          Net Assets                                                  100.0%    $ 130,984,139

                      (*) Variable rate obligation payable at par on demand
                          at any time on no more than seven days notice.
                     (**) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements


PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
MARCH 31, 1999


         FACE
        AMOUNT        U.S. TREASURY BILLS (1.4%)                                                      VALUE
    $  5,000,000      4.27%, 01/06/00                                                           $   4,833,944
                          Total U.S. Treasury Bills                                                 4,833,944

                      U.S. GOVERNMENT AGENCIES (98.9%)

                      Federal Home Loan Bank (77.8%
     187,729,000      4.87%, due 04/01/99                                                         187,729,000
      10,000,000      4.74%, due 05/21/99                                                           9,934,167
      20,000,000      4.75%, due 06/04/99                                                          19,831,111
       6,800,000      5.63%, due 06/15/99                                                           6,811,384
      25,000,000      4.75%, due 08/04/99                                                          24,587,674
      25,000,000      4.75%, due 09/03/99                                                          24,488,715
       2,250,000      5.15%, due 03/08/00                                                           2,250,000
                          Total Federal Home Loan Bank                                            275,632,051

                      Farm Credit Bureau (9.9%)
      13,000,000      4.72%, due 04/13/99                                                          12,979,547
      10,000,000      4.70%, due 06/01/99                                                           9,920,361
       9,500,000      4.35%, due 06/08/99                                                           9,421,942
       2,833,000      4.57%, due 10/01/99                                                           2,816,025
                          Total Farm Credit Bureau                                                 35,137,875

                      Student Loan Marketing Association (11.2%)
      20,000,000      4.72%, due 06/30/99                                                          19,763,950
      20,000,000      4.50%, due 08/02/99                                                          19,970,699
                          Total Student Loan Marketing Association                                 39,734,649

                          Total U.S. Government Agencies                                          350,504,575

                          Total Investments (cost $355,338,519*)                      100.3%      355,338,519
                          Liabilities in excess of other assets                        (0.3)       (1,177,640)
                          Net Assets                                                  100.0%    $ 354,160,879

                      (*) Cost for Federal tax purposes is identical.


See accompanying notes to financial statements.


THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999

                                                                         CASH               TAX-FREE       GOVERNMENT
                                                                         FUND                 FUND            FUND

ASSETS:
    Investments at value
      (cost $496,129,961, $130,341,254 and $355,338,519,
      respectively)                                                  $496,129,961         $130,341,254    $355,338,519
    Repurchase agreements (cost $86,616,000, $-0- and
      $-0-, respectively)                                              86,616,000               -               -
    Cash                                                                      419               21,845             139
    Interest receivable                                                    90,880              990,512         264,300
    Other assets                                                            9,073                  470          11,304
      Total Assets                                                    582,846,333          131,354,081     355,614,262

LIABILITIES:
    Dividends payable                                                   2,141,062              277,083       1,271,555
    Adviser and Administrator fees payable                                250,989               44,878         123,551
    Distribution fees payable                                              34,353                9,673          43,911
    Accrued expenses                                                       27,636               38,308          14,366
      Total Liabilities                                                 2,454,040              369,942       1,453,383

    NET ASSETS                                                       $580,392,293         $130,984,139    $354,160,879

NET ASSETS CONSIST OF:
    Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                                       $  5,807,986         $  1,309,820    $  3,541,423
    Additional paid-in capital                                        574,990,337          129,674,360     350,601,040
    Undistributed net investment income                                     5,492               -               26,907
    Accumulated net realized gain (loss) on investments                  (411,522)                 (41)         (8,491)
                                                                     $580,392,293         $130,984,139    $354,160,879

SHARES OF BENEFICIAL INTEREST:
    Original Shares Class:
      Net Assets                                                     $417,749,541         $ 83,425,551    $139,877,871

      Shares outstanding                                              418,234,316           83,424,145     139,867,478

      Net asset value per share                                             $1.00                $1.00           $1.00

    Service Shares Class:
      Net Assets                                                     $162,642,752         $ 47,558,588    $214,283,008

      Shares outstanding                                              162,564,234           47,557,904     214,274,847

      Net asset value per share                                             $1.00                $1.00           $1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1999

                                                                         CASH               TAX-FREE       GOVERNMENT
                                                                         FUND                 FUND            FUND
INVESTMENT INCOME:

    Interest income                                                  $ 29,807,709         $  4,486,608    $ 17,036,936

EXPENSES:
    Investment Adviser fees (note 3)                                    2,072,443              377,975       1,049,559
    Administrator fees (note 3)                                           715,281              149,267         266,270
    Distribution fees (note 3)                                            338,640              116,914         468,352
    Trustees' fees and expenses                                           126,327               60,336          68,428
    Legal fees                                                             66,070               19,669          44,566
    Registration fees and dues                                             33,997                8,451          41,854
    Shareholders' reports                                                  33,152                6,621          25,048
    Fund accounting fees                                                   29,136               28,246          29,349
    Transfer and shareholder servicing agent fees                          24,887               25,019          33,678
    Audit and accounting fees                                              15,500               14,150          14,300
    Insurance                                                               8,505                1,813           5,010
    Custodian fees                                                          7,538               13,256           8,169
    Miscellaneous                                                          17,568                5,322          39,551
      Total expenses                                                    3,489,044              827,039       2,094,134

    Expenses paid indirectly (note 6)                                      (4,785)              (5,840)            (66)
      Net expenses                                                      3,484,259              821,199       2,094,068

    Net investment income                                              26,323,450            3,665,409      14,942,868
    Net realized gain (loss) from securities transactions                 219,878                  164          (8,032)

    Net increase in net assets resulting from operations             $ 26,543,328         $  3,665,573    $ 14,934,836


See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                CASH FUND                     TAX-FREE FUND                  GOVERNMENT FUND
                                           YEAR ENDED MARCH 31,            YEAR ENDED MARCH 31,            YEAR ENDED MARCH 31,
                                           1999            1998            1999            1998            1999           1998

INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income            $   26,323,450   $  24,566,804   $   3,665,409   $   2,949,543   $  14,942,868   $  8,897,324
  Net realized gain (loss)
   from securities transactions           219,878          89,803             164            (205)         (8,032)        17,031
   Net increase in net assets
     resulting from operations         26,543,328      24,656,607       3,665,573       2,949,338      14,934,836      8,914,355

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Original Shares                     (20,213,192)    (20,260,825)     (2,429,740)     (2,237,687)     (6,660,794)    (3,695,429)
  Service Shares                       (6,110,258)     (4,305,979)     (1,235,669)       (711,856)     (8,282,074)    (5,201,895)
   Total dividends to shareholders
     from net investment income       (26,323,450)    (24,566,804)     (3,665,409)     (2,949,543)    (14,942,868)    (8,897,324)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
   Original Shares                  1,391,409,673   1,215,049,334     179,018,803     145,166,331     507,780,125    323,059,102
   Service Shares                     393,617,033     287,984,097     115,791,206      66,068,395   1,014,867,768    858,192,771
                                    1,785,026,706   1,503,033,431     294,810,009     211,234,726   1,522,647,893  1,181,251,873

  Reinvested dividends and
  distributions:
   Original Shares                        124,236         122,396         105,339         116,145          59,163         60,052
   Service Shares                       6,031,200       4,084,240       1,211,951         699,548       8,074,146      4,985,493
                                        6,155,436       4,206,636       1,317,290         815,693       8,133,309      5,045,545

  Cost of shares redeemed:
   Original Shares                 (1,392,720,503) (1,217,844,005)   (172,261,157)   (159,715,064)   (468,776,126)  (288,014,215)
   Service Shares                    (350,487,018)   (244,416,529)   (106,556,540)    (55,172,286)   (958,541,263)  (796,725,850)
                                   (1,743,207,521) (1,462,260,534)   (278,817,697)   (214,887,350) (1,427,317,389)(1,084,740,065)

   Change in net assets
     from capital share transactions   47,974,621      44,979,533      17,309,602      (2,836,931)    103,463,813    101,557,353
  Total increase (decrease)
    in net assets                      48,194,499      45,069,336      17,309,766      (2,837,136)    103,455,781    101,574,384

NET ASSETS:
  Beginning of period                 532,197,794     487,128,458     113,674,373     116,511,509     250,705,098    149,130,714
  End of period                    $  580,392,293   $ 532,197,794   $ 130,984,139   $ 113,674,373   $ 354,160,879   $250,705,098

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

          Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

          The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):
Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule
          12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940
          Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

          Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator", formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

          Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the year ended March 31, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $2,072,443 and $715,281, respectively.

          Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $377,975 and $149,267, respectively.

          Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the year ended March 31, 1999, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $1,049,559 and $266,270, respectively.

          The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1999.

b)  DISTRIBUTION AND SERVICE FEES:

          Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

          Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4.  DISTRIBUTIONS

          The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

          At March 31, 1999, the Cash Fund had a capital loss carryover of approximately $411,500 which expires on March 31, 2003. This amount is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

          Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

          The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

          Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SERVICE SHARES(1)                        ORIGINAL SHARES(2)
                                                                            PERIOD
                                                YEAR ENDED MARCH 31,         ENDED                 YEAR ENDED MARCH 31,
                                          1999     1998     1997     1996   3/31/95**   1999     1998     1997     1996     1995

Net Asset Value, Beginning of Period     $1.00    $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment Operations:
  Net investment income                   0.05     0.05     0.05     0.05     0.01      0.05     0.05     0.05     0.05     0.04

Less Distributions:
  Dividends from net investment
    income                               (0.05)   (0.05)   (0.05)   (0.05)   (0.01)    (0.05)   (0.05)   (0.05)   (0.05)   (0.04)

Net Asset Value, End of Period           $1.00    $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)                          4.64     4.88     4.62     5.06     0.85+     4.90     5.15     4.88     5.32     4.40

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)                         162.6    113.4     65.8     32.9      3.5     417.7    418.8    421.4    308.7    486.7
  Ratio of Expenses to Average Net
    Assets (%)                            0.81     0.83     0.85     0.86     0.83*     0.57     0.58     0.60     0.61     0.59
  Ratio of Net Investment Income to
    Average Net Assets (%)                4.51     4.77     4.53     4.84     5.26*     4.79     5.03     4.78     5.23     4.40

For periods after April 1, 1995, the expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses to Average Net
    Assets (%)                            0.81     0.82     0.85     0.86               0.56     0.57     0.60     0.60


(1) New class of shares established on January 20, 1995.
(2) Designated as the "Original Shares" class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to
    March 31, 1995.
+   Not annualized.
*   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SERVICE SHARES(1)                        ORIGINAL SHARES(2)
                                                                            PERIOD
                                                YEAR ENDED MARCH 31,         ENDED                 YEAR ENDED MARCH 31,
                                         1999      1998     1997     1996   3/31/95**   1999     1998     1997     1996     1995

Net Asset Value, Beginning of Period    $1.00     $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment Operations:
  Net investment income                  0.03      0.03     0.03     0.03     0.01      0.03     0.03     0.03     0.03     0.03

Less Distributions:
  Dividends from net investment
    income                              (0.03)    (0.03)   (0.03)   (0.03)   (0.01)    (0.03)   (0.03)   (0.03)   (0.03)   (0.03)

Net Asset Value, End of Period          $1.00     $1.00    $1.00    $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)                         2.65      2.83     2.75     3.11     0.52+     2.91     3.08     3.00     3.37     2.74

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)                         47.6      37.1     25.5     17.6      1.4      83.4     76.6     91.0    125.2    138.3
  Ratio of Expenses to Average Net
    Assets (%)                           0.79      0.88     0.80     0.80     0.77*     0.54     0.63     0.55     0.54     0.55
  Ratio of Net Investment Income to
    Average Net Assets (%)               2.64      2.79     2.70     2.97     3.22*     2.85     3.04     2.97     3.32     2.74

For periods after April 1, 1995, the expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of Expenses to Average Net
    Assets (%)                           0.78      0.88     0.80     0.80               0.53      0.63    0.55     0.54

(1) New class of shares established on January 20, 1995.
(2) Designated as the "Original Shares" class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to
    March 31, 1995.
+   Not annualized.
*   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SERVICE SHARES(1)                        ORIGINAL SHARES(2)
                                                                            PERIOD
                                                YEAR ENDED MARCH 31,         ENDED                 YEAR ENDED MARCH 31,
                                         1999      1998     1997     1996   3/31/95**   1999     1998     1997     1996     1995

Net Asset Value, Beginning of Period    $1.00     $1.00    $1.00    $1.00   $1.00      $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment Operations:
  Net investment income                  0.04      0.05     0.04     0.05    0.01       0.04     0.05     0.05     0.05     0.04

Less Distributions:
  Dividends from net investment
    income                              (0.04)    (0.05)   (0.04)   (0.05)  (0.01)     (0.04)   (0.05)   (0.05)   (0.05)   (0.04)

Net Asset Value, End of Period          $1.00     $1.00    $1.00    $1.00   $1.00      $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)                         4.54      4.69     4.50     4.94    0.94+      4.80     4.95     4.76     5.20     4.20

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)                        214.2     149.9     83.4     11.8     0.5      139.9    100.8     65.7     74.0     64.0
  Ratio of Expenses to Average Net
    Assets (%)                           0.74      0.77     0.80     0.80    0.85*      0.49     0.52     0.56     0.55     0.54
  Ratio of Net Investment Income to
    Average Net Assets (%)               4.42      4.60     4.42     4.67    5.09*      4.70     4.85     4.65     5.06     4.04

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996 were:

  Ratio of Expenses to Average Net
    Assets (%)                            -         -        -       0.88    0.98*       -        -        -       0.63     0.59
  Ratio of Net Investment Income to
    Average Net Assets (%)                -         -        -       4.59    4.96*       -        -        -       4.98     3.99

The expense ratios after giving effect to the waivers and the expense offset for uninvested cash balances (for periods after April 1, 1995) were:

  Ratio of Expenses to Average Net
    Assets (%)                           0.74      0.77     0.79     0.79               0.49     0.52     0.55     0.54


(1) New class of shares established on January 20, 1995.
(2) Designated as the "Original Shares" class of shares on January 20, 1995. ** For the period from February 1, 1995 (commencement of operations) to
    March 31, 1995.
+   Not annualized.
*   Annualized.

See accompanying notes to financial statements.

FEDERAL TAX STATUS OF DISTRIBUTIONS

            This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

            For the fiscal year ended March 31, 1999, the Federal tax status of the total amount of dividends paid by each of the investment portfolios comprising Cash Assets Trust is as follows:

               FUND                                     FEDERAL TAX STATUS

    Pacific Capital Cash Assets Trust                Ordinary dividend income
    Pacific Capital Tax-Free Cash Assets Trust       Exempt-interest dividends
    Pacific Capital U.S. Government Securities
       Cash Assets Trust                             Ordinary dividend income

            Prior to January 31, 1999, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1998 CALENDAR YEAR.

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.